Shareholder Report, Average Annual Return (Details) 195131_Pacer US Cash Cows Bond Fund_TF_TSR Annual {TF}	10 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer US Cash Cows Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacer US Cash Cows Bond ETF NAV
Average Annual Return, Percent	5.54%
Solactive Pacer US Cash Cows Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Pacer US Cash Cows Bond Index
Average Annual Return, Percent	5.97%
iBoxx Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iBoxx Investment Grade Index
Average Annual Return, Percent	6.29%